Fair-Value Measurements (Fair Value of Financial Assets Liabilities Measured on Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Level 1 | Commodity Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 3,900	$ 559
Liabilities	(1,405)	(2,066)
Level 1 | Embedded Derivative Financial Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Level 2 | Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,274	0
Liabilities	(125)	0
Level 2 | Embedded Derivative Financial Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Level 3 | Commodity Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Level 3 | Embedded Derivative Financial Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ (40,840)	$ (45,209)